Jun. 02, 2026
Invesco BulletShares 2029 Treasury Bond ETF
Investment Objective
The Invesco BulletShares 2029 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2029 Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.07

[1] ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$7	$23

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2029 (collectively, “2029 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2029 Bonds (i.e., will mature in the year 2029); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2029 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 34 constituents.
The Fund will terminate on or about December 15, 2029, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2029), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2029 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.